Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 6 – COMMITMENTS AND CONTINGENCIES
Registration Rights
The holders of the founder shares, Private Placement Shares and Private Placement Warrants, including any of those issued upon conversion of the Working Capital Loans (and any Private Placement Shares issuable upon the exercise of the Private Placement Warrants that may be issued upon conversion of the Working Capital Loans) will be entitled to registration rights pursuant to a registration and shareholder rights agreement signed on April 6, 2022. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed after the completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the costs and expenses of filing any such registration statements.
The Merger Agreement contemplates that, at or prior to the closing of the business combination between the Company and Semnur (the “Closing”), Denali, Scilex, the Sponsor and certain shareholders of Denali will enter into the Registration Rights Agreement, which, among other things, will govern the registration of certain New Semnur Common Shares for resale and be effective as of the Closing.
Underwriting Agreement
The underwriters received a cash underwriting discount of $0.20 per Public Unit, or $1,650,000 in the aggregate, paid upon the closing of the IPO. In addition, the underwriters will be entitled to a deferred fee of $0.35 per Public Unit, or $2,887,500 in the aggregate, which is included in the accompanying consolidated balance sheets. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. On November 20, 2023, the Company’s Underwriters entered into an Underwriter Letter Agreement, pursuant to which the Company’s Underwriters have agreed to receive 30%, or $866,250, of the aggregate $2,887,500 deferred underwriting commission owed to them upon the closing of the Company’s initial business combination in the form of 86,625 shares of shares of common stock of the combined company. Under the terms of the Underwriter Letter Agreement, the shares of common stock of the combined company will be issued at the Closing and the remaining aggregate $2,021,250 of deferred
underwriting compensation owed will remain payable at the Closing in cash under the original terms of the underwriting agreement.

NOTE 6 – COMMITMENTS AND CONTINGENCIES
Registration Rights
The holders of the founder shares, Private Placement Shares and Private Placement Warrants, including any of those issued upon conversion of the Working Capital Loans (and any Private Placement Shares issuable upon the exercise of the Private Placement Warrants that may be issued upon conversion of the Working Capital Loans) will be entitled to registration rights pursuant to a registration and shareholder rights agreement signed on April 6, 2022. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed after the completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the costs and expenses of filing any such registration statements.
The Merger Agreement contemplates that, at or prior to the closing of the business combination between the Company and Semnur (the “Closing”), Denali, Scilex, the Sponsor and certain shareholders of Denali will enter into the Registration Rights Agreement, which, among other things, will govern the registration of certain New Semnur Common Shares for resale and be effective as of the Closing.
Underwriting Agreement
The underwriters received a cash underwriting discount of $0.20 per Public Unit, or $1,650,000 in the aggregate, paid upon the closing of the IPO. In addition, the underwriters will be entitled to a deferred fee of $0.35 per Public Unit, or $2,887,500 in the aggregate, which is included in the accompanying consolidated balance sheets. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. On November 20, 2023, the Company’s Underwriters entered into an Underwriter Letter Agreement, pursuant to which the Company’s Underwriters have agreed to receive 30%, or $866,250, of the aggregate $2,887,500 deferred underwriting commission owed to them upon the closing of the Company’s initial business combination in the form of 86,625 shares of shares of common stock of the combined company. Under the terms of the Underwriter Letter Agreement, the shares of common stock of the combined company will be issued at the Closing and the remaining aggregate $2,021,250 of deferred underwriting compensation owed will remain payable at the Closing in cash under the original terms of the underwriting agreement.